Going Concern (Details Narrative) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Notes to Financial Statements
Accumulated Deficit	$ (2,511,853)	$ (1,118,870)
Cash Investment Needed	$ 3,000,000